Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of percentage of revenues
The following table summarizes the percentage of revenues and accounts receivable generated via our platform providers in excess of 10% of our total revenues and total accounts receivable:

Revenue Concentration Year ended December 31,
	2023	2022	2021
Apple	55.0%	54.4%	51.8%
Facebook	16.8%	24.1%	25.9%
Google	18.2%	18.7%	19.1%

Accounts Receivable Concentration as of December 31,
	2023	2022	2021
Apple	59.3%	55.8%	55.6%
Facebook	9.9%	20.4%	23.7%
Google	10.3%	17.7%	17.5%
Xsolla	11.3%	0.0%	0.0%

Summary of disaggregation of revenue
The following table represents our disaggregation of revenue between mobile and web platforms (in thousands):

	Year ended December 31,
	2023	2022	2021
Mobile	$232,485	$241,915	$264,911
Web	76,379	79,112	98,294

Total	$308,864	$321,027	$363,205

The following table presents our revenue disaggregated based on the geographical location of our players (in thousands):

	Year ended December 31,
	2023	2022	2021
U.S. (1)	$267,721	$282,016	$317,605
International	41,143	39,011	45,600

Total	$308,864	$321,027	$363,205

(1)	Geographic location is presented as being derived from the U.S. when data is not available

Summary of contract assets and contract liabilities
The following table summarized our opening and closing balances in contract assets and contract liabilities (in thousands):

	Year ended December 31,
	2023	2022
Contract assets (1)	$756	$728
Contract liabilities	2,520	2,426

(1)	Contract assets are included within prepaid expenses and other assets in our consolidated balance sheet.

Summary of projected benefit obligation
The following table summarizes the components of the projected benefit obligation (in thousands):

	As of December 31,
	2023	2022	2021
Projected benefit obligation at beginning of year	$4,014	$3,351	$2,792
Service cost	723	838	759
Interest cost	(74)	(51)	29
Actuarial (gain)/loss	597	157	289
Benefits paid	(184)	(64)	(543)
Other	(574)	0	254
Foreign currency translation adjustment	(117)	(217)	(229)
Projected benefit obligation at end of year	$4,385	$4,014	$3,351